Investments in associates	12 Months Ended
Dec. 31, 2025
Investments In Associates
Investments in associates

18. Investments in associates

	As of December 31, 2025
Company	Equity interest	Shareholding interest with voting rights (ii)	Investment	Current assets	Non-current assets	Current liabilities

Tyme (i)	18.0%	—	98,702	101,962	325,856	13,536

	As of December 31, 2024
Company	Equity interest	Shareholding interest with voting rights (ii)	Investment (iii)	Current assets	Non-current assets	Current liabilities

Tyme (i)	18.0%	—	99,365	1,201	218,846	14,447

	2025	2024	2023
Share of profit (loss) of associates	(3,689)	—	—
Associates net income (loss) for the year	(20,496)	(36,600)	—

(i) Tyme is the holding company which has investments in Tyme Bank Holdings (South Africa operation) and Tyme Investments (Southeast Asia operation)

(ii) Nu has no voting rights but all Series D preferred shares acquired by the Group may be converted into shares with voting rights at any time at Nu's election.

The total investment in Tyme Group was US$153,026, of which US$102,391 referred to investments in associates and the remaining is related to derivatives, such as call options and warrants recorded at fair value, enabling Nu to acquire additional equity interest in the future. The derivatives are presented in note 20. During the year ended December 31, 2025 Nu recognized a loss in associates of US$3,689 (in December 31, 2024 and 2023 the balance was zero).